Disaggregated Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Disaggregated Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the six months periods ended June 30, 2025 and 2026:

	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Over time:
– Development of new aquaculture and agriculture farms	—	—	—
– Upgrading of aquaculture and agriculture farms	13,868,859	12,777,311	3,130,159

At point in time:
– Sales of industrial supplies	75,954	—	—
Total revenue	13,944,813	12,777,311	3,130,159

Schedule of Partial and Fully Unsatisfied Performance Obligation

Management expects that the approximate transaction price allocated to unsatisfied or partially unsatisfied performance obligations as at the end of the reporting periods may be recognized as revenue in the next reporting periods as follow:

	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR
Partial and fully unsatisfied performance obligation as at:
For the six months period ended June 30, 2025 (Unaudited)	32,658,000	—
For the six months period ended June 30, 2026 (Unaudited)	—	28,339,100
For the six months period ended June 30, 2026 (USD)	—	6,942,455